Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 2.0%
ams-OSRAM AG(a)	7,526	$72,951
ANDRITZ AG	5,176	312,491
AT&S Austria Technologie & Systemtechnik AG(a)(b)	1,938	35,575
BAWAG Group AG(c)	5,692	441,185
CA Immobilien Anlagen AG(b)	2,789	67,470
DO & CO AG(a)	576	89,345
EVN AG	2,709	75,289
Immofinanz AG(a)	2,550	41,440
Lenzing AG(a)(b)	1,511	51,838
Oesterreichische Post AG	2,623	83,189
Palfinger AG	1,236	27,471
Porr AG	1,454	22,988
Raiffeisen Bank International AG	9,938	178,026
Schoeller-Bleckmann Oilfield Equipment AG	737	22,127
UNIQA Insurance Group AG	9,468	74,220
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,983	95,219
Wienerberger AG	8,509	256,981
		1,947,805
Belgium — 2.8%
Ackermans & van Haaren NV	1,632	332,360
Aedifica SA	3,629	234,280
Barco NV	5,100	63,419
Bekaert SA	2,720	99,400
bpost SA	7,516	19,662
Cofinimmo SA	2,905	183,421
Colruyt Group NV(b)	2,945	137,427
Deme Group NV	587	89,746
Fagron	4,995	101,103
Galapagos NV(a)	3,476	92,797
KBC Ancora	2,958	150,142
Kinepolis Group NV	1,026	43,264
Melexis NV	1,540	100,575
Montea NV	1,375	100,686
Ontex Group NV(a)(b)	5,000	42,070
Proximus SADP	10,400	75,681
Recticel SA(b)	3,184	41,818
Retail Estates NV	912	61,563
Shurgard Self Storage Ltd.	2,579	110,443
Solvay SA	5,565	226,407
Tessenderlo Group SA	1,886	51,125
Umicore SA	15,073	181,470
VGP NV	1,055	88,725
Xior Student Housing NV	2,535	85,164
		2,712,748
China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	—
Denmark — 4.1%
ALK-Abello A/S(a)	9,945	232,866
Alm Brand A/S	64,521	125,613
Ambu A/S, Class B(a)	14,309	265,524
Bavarian Nordic A/S(a)	5,863	184,592
cBrain A/S	852	21,880
Chemometec A/S	1,226	71,982
D/S Norden A/S	1,623	56,064
DFDS A/S	2,384	54,522
FLSmidth & Co. A/S	3,257	170,507
GN Store Nord A/S(a)	10,377	204,006
H Lundbeck A/S	20,994	136,720
Security	Shares	Value
Denmark (continued)
H Lundbeck A/S, Class A	2,833	$14,789
ISS A/S(b)	12,067	233,227
Jyske Bank A/S, Registered	3,661	256,822
Matas A/S	2,710	48,529
Netcompany Group A/S(a)(b)(c)	3,389	161,755
Nilfisk Holding A/S(a)	1,011	16,983
NKT A/S(a)	4,098	384,216
NTG Nordic Transport Group A/S, Class A(a)	397	16,144
Per Aarsleff Holding A/S	1,344	79,275
Ringkjoebing Landbobank A/S	2,024	334,760
Royal Unibrew A/S	3,811	286,709
Scandinavian Tobacco Group A/S, Class A(c)	4,163	62,526
Schouw & Co. A/S	943	78,411
Spar Nord Bank A/S	5,451	105,073
Svitzer Group A/S, NVS(a)	1,044	36,263
Sydbank A/S	4,176	199,300
TORM PLC, Class A	4,010	105,373
		3,944,431
Finland — 2.6%
Cargotec OYJ, Class B	2,932	177,260
Citycon OYJ	7,591	29,396
Finnair OYJ(a)(b)	6,678	16,942
Harvia OYJ	1,193	59,123
Huhtamaki OYJ	7,369	288,826
Kalmar OYJ, Class B(a)	2,985	92,956
Kemira OYJ	8,205	174,216
Kempower OYJ(a)(b)	1,420	15,431
Kojamo OYJ(a)	10,202	100,434
Konecranes OYJ	5,100	352,080
Mandatum OYJ	34,615	159,848
Marimekko OYJ	2,458	34,170
Metsa Board OYJ, Class B	12,453	66,995
Musti Group OYJ(a)	491	12,311
Nokian Renkaat OYJ	9,062	75,213
Outokumpu OYJ	28,322	101,887
Puuilo OYJ	5,929	59,494
QT Group OYJ(a)	1,453	110,691
Revenio Group OYJ	1,641	52,657
TietoEVRY OYJ	8,039	149,530
Tokmanni Group Corp.	3,534	40,286
Valmet OYJ	11,180	286,448
YIT OYJ(a)(b)	11,322	32,185
		2,488,379
France — 7.3%
Abivax SA, NVS(a)	2,510	26,364
Air France-KLM, NVS(a)(b)	9,141	90,429
Altarea SCA	426	46,802
Alten SA	2,282	193,035
Antin Infrastructure Partners SA	2,709	31,171
Aperam SA	3,012	81,980
Aubay	549	26,873
Beneteau SACA	2,788	30,670
Carmila SA	4,276	80,522
Casino Guichard Perrachon SA, NVS(a)	10,363	24,461
Cie. des Alpes	1,572	25,720
Clariane SE(a)(b)	7,990	18,080
Coface SA	8,051	129,832
Derichebourg SA	7,205	40,914
Elior Group SA(a)(c)	9,024	41,322
Elis SA	13,414	305,158
Equasens	379	20,113

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Eramet SA	652	$38,530
Esker SA	410	116,882
Esso SA Francaise	193	21,807
Etablissements Maurel et Prom SA	4,595	24,118
Eutelsat Communications SACA(a)(b)	8,916	37,261
Exclusive Networks SA(a)	1,012	26,080
Fnac Darty SA	772	21,660
Forvia SE	11,834	112,894
Gaztransport Et Technigaz SA	2,696	392,265
ICADE	2,665	69,706
ID Logistics Group SACA(a)	214	95,500
Imerys SA	2,574	83,559
Interparfums SA	1,758	80,294
IPSOS SA	2,942	144,469
JCDecaux SE(a)	4,876	92,082
Kaufman & Broad SA	821	30,408
LISI SA	1,224	29,795
Manitou BF SA	795	15,049
Mercialys SA	7,097	83,734
Mersen SA	1,660	38,733
Metropole Television SA	1,923	24,294
Neoen SA(c)	5,255	226,087
Nexans SA	2,325	323,646
Nexity SA(a)	2,738	42,770
Opmobility	4,600	45,215
Orpea SA, NVS(a)	5,377	36,028
OVH Groupe SAS, NVS(a)	2,716	25,836
Peugeot Invest SA	374	30,903
Pierre & Vacances SA, NVS(a)	9,600	14,935
Planisware SA, NVS(a)	1,305	31,698
Pluxee NV, NVS(a)	6,696	140,932
Quadient SA	2,138	37,622
Remy Cointreau SA	1,726	108,618
Rubis SCA	5,984	146,620
SCOR SE	11,660	250,863
Seche Environnement SACA, NVS	170	16,898
SES SA, Class A	27,350	109,306
Societe BIC SA	1,799	131,621
SOITEC(a)	1,916	151,722
Sopra Steria Group SACA	1,180	226,942
SPIE SA	10,793	390,637
Technip Energies NV	11,738	293,067
Television Francaise 1 SA	3,308	27,447
Trigano SA	683	93,375
Ubisoft Entertainment SA(a)	7,229	108,938
Valeo SE	16,573	161,125
Vallourec SACA(a)	12,384	203,893
Valneva SE(a)(b)	10,381	29,350
Verallia SA(c)	5,490	158,326
Vicat SACA	1,331	49,315
Virbac SACA	319	121,242
Voltalia SA(a)(b)	3,075	28,494
VusionGroup(b)	551	86,620
Wavestone	580	30,874
Wendel SE	1,868	185,655
Worldline SA/France(a)(c)	16,075	113,947
X-Fab Silicon Foundries SE(a)(b)(c)	4,364	20,802
		6,993,935
Germany — 7.6%
1&1 AG	2,730	38,354
About You Holding SE(a)(b)	4,088	13,629
Adesso SE	229	16,711
Security	Shares	Value
Germany (continued)
Adtran Networks SE	1,434	$30,510
Aixtron SE(b)	8,557	135,872
Amadeus Fire AG	411	35,103
Aroundtown SA(a)	58,951	175,528
Atoss Software SE	613	80,631
Aurubis AG(b)	2,380	187,157
Auto1 Group SE(a)(c)	8,130	83,431
BayWa AG(a)(b)	1,190	13,074
Befesa SA(c)	2,782	64,791
Bilfinger SE	2,158	103,729
Borussia Dortmund GmbH & Co. KGaA(a)(b)	6,234	23,257
CANCOM SE	2,406	64,248
Ceconomy AG(a)	11,677	37,584
Cewe Stiftung & Co. KGaA	410	44,077
CompuGroup Medical SE & Co. KgaA(b)	1,985	29,513
CureVac NV(a)(b)	7,108	19,994
Datagroup SE	282	12,923
Dermapharm Holding SE	1,474	50,070
Deutsche Pfandbriefbank AG(a)(b)(c)	10,000	56,791
Deutz AG	9,863	43,859
Douglas AG(a)	2,417	49,315
Duerr AG	3,952	91,584
Eckert & Ziegler SE	1,088	46,680
Elmos Semiconductor SE	530	31,665
Encavis AG, NVS(a)	9,130	173,333
Energiekontor AG	571	30,441
Evotec SE(a)	11,956	92,467
Fielmann Group AG	1,904	95,771
flatexDEGIRO AG	5,900	86,671
Formycon AG(a)	628	31,917
Fraport AG Frankfurt Airport Services Worldwide(a)	2,789	150,920
Freenet AG	9,061	269,296
Gerresheimer AG	2,626	221,161
GFT Technologies SE(b)	1,296	28,582
Grand City Properties SA(a)	5,452	72,262
Grenke AG	2,278	45,011
Hamborner REIT AG	5,502	38,889
Hamburger Hafen und Logistik AG, NVS	1,773	31,020
HelloFresh SE(a)(b)	12,756	141,273
Hensoldt AG	4,774	162,433
Hornbach Holding AG & Co. KGaA	778	68,069
Hugo Boss AG	4,043	186,132
Hypoport SE(a)	309	72,556
IONOS Group SE(a)	1,662	45,387
Jenoptik AG	3,860	90,558
JOST Werke SE(c)	961	45,251
K+S AG, Registered	13,058	158,561
KION Group AG	5,540	215,104
Kloeckner & Co. SE	3,996	20,406
Knaus Tabbert AG(b)	304	7,475
Kontron AG	2,890	48,666
Krones AG	1,086	141,458
Lanxess AG	6,563	190,591
MBB SE	128	15,003
METRO AG	6,736	31,731
Mutares SE & Co. KGaA(b)	990	26,529
Nagarro SE(a)(b)	515	50,311
Nordex SE(a)	9,144	130,307
Norma Group SE	2,278	31,618
Northern Data AG(a)(b)	1,041	31,340
Patrizia SE	3,316	28,027
Pfeiffer Vacuum Technology AG	258	43,162

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
PNE AG(b)	2,462	$31,666
ProSiebenSat.1 Media SE(b)	10,545	64,910
Redcare Pharmacy NV(a)(c)	1,151	176,275
RENK Group AG(a)	4,507	90,567
SAF-Holland SE	3,412	52,780
Salzgitter AG(b)	1,932	29,507
Schaeffler AG(a)(b)	14,311	71,498
Schott Pharma AG & Co. KGaA(b)	2,858	92,393
Secunet Security Networks AG	132	15,421
SGL Carbon SE(a)(b)	4,482	22,873
Siltronic AG(b)	1,347	76,516
Sixt SE(b)	1,061	84,039
SMA Solar Technology AG(b)	1,190	20,823
Stabilus SE	1,855	73,438
Steico SE(a)(b)	375	9,096
Stratec SE	558	21,790
Stroeer SE & Co. KGaA	2,519	149,468
Suedzucker AG(b)	4,602	55,214
SUESS MicroTec SE	1,412	84,487
TAG Immobilien AG(a)	13,386	222,526
Takkt AG	1,632	15,941
TeamViewer SE(a)(c)	11,390	164,088
thyssenkrupp AG	38,143	133,150
Thyssenkrupp Nucera AG & Co. KGaa(a)(b)(c)	1,852	19,167
TUI AG(a)	34,831	290,354
United Internet AG, Registered(e)	6,485	132,770
Verbio SE(b)	1,365	20,985
Vossloh AG	677	32,765
Wacker Chemie AG	1,406	118,263
Wacker Neuson SE(b)	2,362	36,419
Wuestenrot & Wuerttembergische AG	1,773	23,027
		7,361,985
Hong Kong — 0.0%
Peace Mark Holdings Ltd.(d)	30,000	—
Ireland — 0.6%
Cairn Homes PLC	45,667	106,793
Dalata Hotel Group PLC	15,869	74,433
Glanbia PLC	15,034	249,387
Glenveagh Properties PLC(a)(c)	43,388	75,913
Irish Residential Properties REIT PLC	40,252	38,092
Uniphar PLC(a)	16,983	42,243
		586,861
Italy — 7.0%
A2A SpA	119,367	272,854
ACEA SpA	3,220	61,014
Anima Holding SpA(c)	13,201	79,983
Ariston Holding NV	6,123	25,773
Arnoldo Mondadori Editore SpA	10,100	26,806
Ascopiave SpA	5,502	16,937
Azimut Holding SpA	8,360	206,780
Banca Generali SpA	4,485	198,755
Banca IFIS SpA	1,926	46,159
Banca Monte dei Paschi di Siena SpA	71,598	392,931
Banca Popolare di Sondrio SpA	27,745	206,933
BFF Bank SpA(c)	13,393	130,781
Bio On SpA(b)(d)	801	—
BPER Banca SpA	75,415	459,172
Brembo NV	11,472	120,485
Brunello Cucinelli SpA	2,595	256,700
Buzzi SpA	6,587	258,064
Carel Industries SpA(b)(c)	3,895	80,075
Security	Shares	Value
Italy (continued)
Cembre SpA	481	$20,013
Cementir Holding NV	3,673	38,115
CIR SpA-Compagnie Industriali(a)	52,598	33,127
Credito Emiliano SpA	6,486	70,040
d'Amico International Shipping SA, NVS	3,714	19,957
Danieli & C Officine Meccaniche SpA(b)	752	20,363
De' Longhi SpA	5,693	177,934
Digital Value SpA	180	2,142
El.En. SpA	3,509	37,988
Enav SpA(c)	21,047	89,171
ERG SpA	3,949	88,686
Ferretti SpA, NVS(b)	11,152	32,786
Fila SpA	2,346	25,340
Fincantieri SpA(a)	7,171	40,000
GVS SpA(a)(c)	5,490	36,745
Hera SpA	62,569	239,361
Industrie De Nora SpA(b)	2,052	19,309
Intercos SpA, NVS	3,734	59,915
Interpump Group SpA	5,818	258,510
Iren SpA	43,938	95,162
Italgas SpA	34,063	208,963
Iveco Group NV	13,317	138,388
Juventus Football Club SpA, NVS(a)(b)	11,061	29,489
Lottomatica Group SpA	8,500	106,172
LU-VE SpA, NVS	632	18,664
Maire Tecnimont SpA	11,367	85,794
MARR SpA	2,439	28,364
MFE-MediaForEurope NV, Class A(b)	13,097	42,853
MFE-MediaForEurope NV, Class B, NVS(b)	5,029	23,227
OVS SpA(c)	11,972	36,748
Pharmanutra SpA	272	16,243
Piaggio & C SpA	11,949	28,771
Pirelli & C SpA(c)	26,187	143,095
RAI Way SpA(c)	6,903	39,571
Reply SpA	1,711	260,853
Safilo Group SpA(a)(b)	15,119	16,479
Saipem SpA(a)	97,978	232,952
Salcef Group SpA	1,595	44,935
Salvatore Ferragamo SpA(b)	4,917	32,836
Sanlorenzo SpA/Ameglia	1,050	39,536
Sesa SpA(b)	586	50,891
SOL SpA	2,805	108,792
Spaxs SpA	4,183	16,972
Tamburi Investment Partners SpA	7,145	67,178
Technogym SpA(c)	9,429	101,644
Technoprobe SpA(a)	12,219	82,970
Tinexta SpA	1,547	18,238
Unipol Gruppo SpA	29,923	371,883
Webuild SpA	38,069	107,955
Wiit SpA(b)	925	20,727
Zignago Vetro SpA	2,610	29,775
		6,795,824
Netherlands — 3.1%
Aalberts NV	7,562	272,877
Alfen NV(a)(b)(c)	1,603	21,496
Allfunds Group PLC	25,888	158,347
AMG Critical Materials NV	2,377	40,551
Arcadis NV	5,521	382,295
Basic-Fit NV(a)(b)(c)	3,876	95,975
Brunel International NV(b)	1,510	14,609
Corbion NV	4,002	100,342
Eurocommercial Properties NV	3,255	82,674

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Flow Traders Ltd., NVS	2,675	$61,221
Fugro NV	8,718	200,458
Just Eat Takeaway.com NV(a)(c)	14,047	160,528
Koninklijke BAM Groep NV	20,840	96,185
Koninklijke Heijmans N.V	1,953	52,557
Koninklijke Vopak NV	5,275	243,171
OCI NV	8,033	97,802
Pharming Group NV(a)(b)	53,541	44,792
Pharvaris NV(a)(b)	1,007	25,044
PostNL NV	23,270	27,919
SBM Offshore NV	10,999	201,334
Signify NV(c)	9,677	236,938
Sligro Food Group NV	1,613	20,131
TKH Group NV	3,023	123,004
TomTom NV(a)(b)	5,393	29,458
Van Lanschot Kempen NV	2,291	104,717
Vastned Retail NV	945	25,338
Wereldhave NV	2,805	43,231
		2,962,994
Norway — 4.8%
Aker ASA, Class A	1,683	88,000
Aker Carbon Capture ASA(a)	25,365	14,164
Aker Solutions ASA	20,316	96,264
Atea ASA	6,079	77,810
Austevoll Seafood ASA	6,828	59,216
Avance Gas Holding Ltd.(c)	1,423	13,401
Bakkafrost P/F	3,842	231,694
Belships ASA	8,549	13,803
BlueNord ASA(a)(b)	1,844	90,187
Borr Drilling Ltd.(b)	16,796	70,201
Borregaard ASA	7,202	127,015
BW Energy Ltd.(a)	4,900	10,239
BW Offshore Ltd.	6,460	17,500
Cadeler AS(a)	16,320	109,639
Cool Co. Ltd.(b)	1,723	17,167
Crayon Group Holding ASA(a)(c)	6,032	59,743
DNO ASA	32,828	32,172
DOF Group ASA(a)	11,506	91,869
Elkem ASA(a)(b)(c)	22,727	37,065
Entra ASA(a)(c)	5,566	58,999
Europris ASA(c)	12,383	76,409
Flex LNG Ltd.	2,420	59,179
Frontline PLC, NVS	11,048	213,622
Golden Ocean Group Ltd.(a)	9,919	107,297
Grieg Seafood ASA(b)	3,638	22,043
Hoegh Autoliners ASA	8,885	93,508
Kitron ASA	14,453	41,090
Leroy Seafood Group ASA	20,415	93,722
MPC Container Ships ASA	28,329	55,835
NEL ASA(a)(b)	125,439	48,528
Norconsult Norge A/S, NVS	7,913	27,839
Nordic Semiconductor ASA(a)	13,746	136,608
Norwegian Air Shuttle ASA(a)(b)	56,826	55,107
Nykode Therapeutics ASA(a)(b)	13,537	5,720
Odfjell Drilling Ltd.	7,463	34,379
Odfjell SE, Class A	1,583	18,103
Protector Forsikring ASA	4,109	106,947
Scatec ASA(a)(c)	9,183	66,909
Schibsted ASA, Class A	5,580	187,890
Schibsted ASA, Class B	6,937	217,556
SpareBank 1 Nord Norge	7,237	77,513
SpareBank 1 Oestlandet	3,615	51,759
Security	Shares	Value
Norway (continued)
SpareBank 1 SMN	9,775	$144,276
SpareBank 1 Sor-Norge ASA	15,720	208,303
Stolt-Nielsen Ltd.	1,756	49,965
Storebrand ASA	32,228	367,505
Subsea 7 SA	17,129	263,270
TGS ASA	15,161	137,558
TOMRA Systems ASA	16,887	242,781
Wallenius Wilhelmsen ASA	7,924	78,783
		4,606,152
Portugal — 0.7%
Altri SGPS SA(b)	5,470	29,595
Banco Comercial Portugues SA, Class R	632,577	319,102
Corticeira Amorim SGPS SA	2,924	26,653
CTT-Correios de Portugal SA	6,089	28,330
Mota-Engil SGPS SA	6,544	18,246
Navigator Co. SA (The)	15,645	60,347
NOS SGPS SA	14,184	54,309
REN - Redes Energeticas Nacionais SGPS SA	30,632	76,469
Semapa-Sociedade de Investimento e Gestao	1,348	21,715
Sonae SGPS SA	60,117	59,441
		694,207
Singapore — 0.1%
BW LPG Ltd.(c)	6,352	81,923
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	—
		81,923
Spain — 3.8%
Acerinox SA	14,434	132,260
Aedas Homes SA(c)	646	18,410
Almirall SA	5,590	54,594
Atresmedia Corp. de Medios de Comunicacion SA	6,800	32,243
Audax Renovables SA	11,874	22,629
Bankinter SA	51,505	420,199
CIE Automotive SA	3,240	86,941
Construcciones y Auxiliar de Ferrocarriles SA	1,297	51,213
Distribuidora Internacional de Alimentacion SA(a)	1,072,953	14,589
eDreams ODIGEO SA(a)	6,902	48,725
Enagas SA	17,729	251,491
Ence Energia y Celulosa SA	10,908	34,119
Faes Farma SA	23,834	91,776
Fluidra SA	7,264	196,337
Gestamp Automocion SA(c)	13,774	40,451
Global Dominion Access SA(b)(c)	6,437	18,275
Grenergy Renovables SA(a)	1,018	36,099
Indra Sistemas SA	6,822	120,268
Inmobiliaria Colonial SOCIMI SA	21,702	131,536
Laboratorios Farmaceuticos Rovi SA	1,645	139,743
Lar Espana Real Estate SOCIMI SA	3,630	32,457
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	40,718	51,378
Logista Integral SA	4,530	138,788
Mapfre SA	69,557	198,836
Melia Hotels International SA	8,145	60,625
Merlin Properties SOCIMI SA	29,883	333,443
Neinor Homes SA(c)	1,893	31,051
Pharma Mar SA	1,079	83,112
Prosegur Cash SA(c)	20,859	12,207
Prosegur Cia. de Seguridad SA	8,649	17,743
Sacyr SA	39,153	130,380
Solaria Energia y Medio Ambiente SA(a)(b)	6,303	66,112
Talgo SA(a)(b)(c)	5,158	19,637
Tecnicas Reunidas SA(a)	3,660	44,268

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Unicaja Banco SA(c)	79,702	$100,194
Vidrala SA	1,583	171,170
Viscofan SA	3,007	201,098
		3,634,397
Sweden — 11.3%
AAK AB	13,812	396,497
AcadeMedia AB(c)	5,626	34,692
AddLife AB, Class B	9,098	115,617
Addnode Group AB, Class B	9,413	94,439
AFRY AB	7,054	106,137
Alimak Group AB(c)	5,433	62,313
Alleima AB, NVS	14,334	87,591
Alligo AB, Class B	1,399	16,544
Ambea AB(c)	6,082	52,121
AQ Group AB	4,119	52,137
Arjo AB, Class B	16,163	53,310
Atrium Ljungberg AB, Class B	3,879	77,815
Attendo AB(c)	8,310	36,970
Avanza Bank Holding AB	9,637	200,738
Axfood AB	8,272	184,701
Betsson AB, Class B	8,928	118,755
Better Collective A/S(a)	2,942	38,602
Bilia AB, Class A	4,685	55,236
Billerud Aktiebolag	17,021	151,131
BioArctic AB, Class B(a)(c)	2,790	38,607
BioGaia AB, Class B	6,318	62,560
Biotage AB	5,190	77,890
BoneSupport Holding AB(a)(c)	4,262	134,197
Boozt AB(a)(c)	4,262	47,653
Bravida Holding AB(c)	15,450	114,697
Bufab AB	2,026	72,601
Bure Equity AB	4,193	150,177
Camurus AB(a)	2,697	151,664
Castellum AB(a)	29,989	375,544
Catena AB	2,955	135,452
Cibus Nordic Real Estate AB publ	4,284	69,179
Clas Ohlson AB, Class B	2,996	49,622
Cloetta AB, Class B	14,541	36,521
Coor Service Management Holding AB(c)	7,306	25,690
Corem Property Group AB, Class B	44,699	30,187
Creades AB, Class A	3,993	26,785
Dios Fastigheter AB	7,956	59,342
Dometic Group AB(c)	22,804	123,835
Electrolux AB, Class B(a)	16,773	140,770
Electrolux Professional AB, Class B	18,084	124,669
Elekta AB, Class B	27,841	167,717
Embracer Group AB, Class B(a)(b)	59,365	171,656
Engcon AB	3,212	37,201
Fabege AB	17,527	139,775
FastPartner AB, Class A	4,114	27,425
Fortnox AB	37,298	227,714
Granges AB	7,720	91,212
Hemnet Group AB	6,616	207,647
Hexatronic Group AB(a)	12,861	52,678
Hexpol AB	20,196	192,045
HMS Networks AB	2,448	91,084
Hufvudstaden AB, Class A	8,479	100,213
Instalco AB	18,773	57,212
Investment AB Oresund	2,068	22,002
INVISIO AB	2,705	68,399
Inwido AB	4,337	78,725
JM AB(b)	4,671	79,162
Security	Shares	Value
Sweden (continued)
Kinnevik AB, Class B	18,773	$133,602
Lindab International AB	5,692	119,331
Loomis AB, Class B	5,486	171,872
Medicover AB, Class B	4,948	85,344
MEKO AB	3,109	41,844
Millicom International Cellular SA, SDR(a)	7,905	219,316
MIPS AB	1,994	97,802
Modern Times Group MTG AB, Class B(a)	6,392	45,595
Munters Group AB(c)	9,882	160,084
Mycronic AB	5,904	230,004
NCAB Group AB	13,547	83,154
NCC AB, Class B	6,626	98,626
New Wave Group AB, Class B	6,633	70,503
Nolato AB, Class B	14,629	76,851
Nordnet AB publ	10,481	218,086
Norion Bank AB(a)	4,624	18,031
NP3 Fastigheter AB	2,146	49,951
Nyfosa AB	12,804	129,528
Pandox AB, Class B	7,034	122,267
Paradox Interactive AB	2,872	54,181
Peab AB, Class B	13,161	100,320
Platzer Fastigheter Holding AB, Class B	4,133	34,973
Ratos AB, Class B	15,907	50,840
Rusta AB	3,872	26,001
Rvrc Holding AB	5,492	23,922
Samhallsbyggnadsbolaget i Norden AB(b)	79,994	42,522
Scandic Hotels Group AB(a)(c)	10,020	64,746
Sdiptech AB, Class B(a)	2,244	50,672
Sectra AB, Class B	10,323	274,194
Sinch AB(a)(c)	50,690	151,374
SkiStar AB	3,220	49,588
SSAB AB, Class A	17,685	85,090
SSAB AB, Class B	47,971	226,288
Stillfront Group AB(a)	36,304	25,253
Storskogen Group AB, Class B	104,903	87,083
Surgical Science Sweden AB(a)(b)	2,863	33,750
Svolder AB, Class B	6,442	36,413
Sweco AB, Class B	15,193	256,825
SwedenCare AB(b)	4,106	17,866
Synsam AB	5,612	25,362
Thule Group AB(c)	8,079	270,423
Troax Group AB	2,898	58,891
Truecaller AB, Class B	17,221	77,067
VBG Group AB, Class B	1,337	38,747
Vimian Group AB(a)	13,785	57,860
Vitec Software Group AB, Class B	2,411	105,360
Vitrolife AB	5,680	126,364
Wallenstam AB, Class B	27,204	128,667
Wihlborgs Fastigheter AB	21,174	222,578
Xvivo Perfusion AB(a)	1,931	81,634
Yubico AB(a)	3,232	78,411
		10,929,911
Switzerland — 9.0%
Accelleron Industries AG, NVS	7,225	387,386
Allreal Holding AG, Registered	1,126	200,348
ALSO Holding AG, Registered	433	115,164
Arbonia AG(a)	3,922	55,318
Aryzta AG(a)	74,499	131,749
Autoneum Holding AG	241	32,262
Basilea Pharmaceutica Ag Allschwil, Registered(a)	966	47,946
Belimo Holding AG, Registered	748	495,499
Bossard Holding AG, Class A, Registered	429	103,076

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Bucher Industries AG, Registered	512	$199,413
Burckhardt Compression Holding AG	231	169,827
Burkhalter Holding AG	510	52,385
Bystronic AG, Registered(b)	110	42,002
Cembra Money Bank AG	2,262	203,701
Comet Holding AG, Registered	565	187,446
COSMO Pharmaceuticals NV	630	48,766
Daetwyler Holding AG, Bearer	587	98,836
DKSH Holding AG	2,695	192,556
DocMorris AG(a)(b)	948	37,267
dormakaba Holding AG	226	172,332
Dottikon Es Holding AG(a)	263	72,332
EFG International AG	7,249	99,061
Emmi AG, Registered	162	153,973
Flughafen Zurich AG, Registered	1,510	355,971
Forbo Holding AG, Registered	73	71,768
Galenica AG(c)	3,791	329,940
Georg Fischer AG	5,943	431,223
Huber + Suhner AG, Registered	1,080	102,218
Implenia AG, Registered	901	31,847
Inficon Holding AG, Registered	129	154,562
Interroll Holding AG, Registered	52	136,749
Intershop Holding AG	406	57,108
Kardex Holding AG, Registered	473	144,293
Komax Holding AG, Registered(b)	302	38,394
Landis+Gyr Group AG	1,889	152,168
LEM Holding SA, Registered	35	46,691
Leonteq AG	683	19,971
Medacta Group SA(c)	544	72,319
Medmix AG(c)	1,833	21,057
Meier Tobler Group AG	338	11,201
Metall Zug AG, Class B, Registered	17	23,740
Mobilezone Holding AG, Registered	2,929	46,729
Mobimo Holding AG, Registered	557	172,541
Montana Aerospace AG(a)(c)	2,172	38,363
OC Oerlikon Corp. AG Pfaffikon, Registered	13,940	63,829
Orior AG	487	24,206
PolyPeptide Group AG(a)(c)	1,185	39,534
PSP Swiss Property AG, Registered	3,476	493,626
Rieter Holding AG, Registered	199	21,068
Schweiter Technologies AG, NVS	73	33,339
Sensirion Holding AG(a)(b)(c)	694	50,631
SFS Group AG	1,341	191,882
Siegfried Holding AG, Registered	310	404,936
SKAN Group AG	925	82,694
Softwareone Holding AG	8,922	80,588
Stadler Rail AG	4,177	119,343
Sulzer AG, Registered	1,424	219,529
Swissquote Group Holding SA, Registered	817	277,919
Tecan Group AG, Registered	973	245,850
TX Group AG	193	33,122
u-blox Holding AG	579	44,311
Untrade Real Gold Mining(d)	27,000	—
Valiant Holding AG, Registered	1,210	141,021
Vetropack Holding AG, Class A, Registered	1,045	34,609
Vontobel Holding AG, Registered	2,174	141,531
Ypsomed Holding AG, Registered	312	138,384
Zehnder Group AG, Registered	719	40,153
		8,679,603
United Kingdom — 31.7%
4imprint Group PLC	2,171	143,005
AB Dynamics PLC	1,224	27,620
Security	Shares	Value
United Kingdom (continued)
abrdn PLC	139,929	$238,391
Advanced Medical Solutions Group PLC	17,077	49,875
AG Barr PLC	7,838	62,965
Airtel Africa PLC(c)	70,267	92,338
AJ Bell PLC	25,406	145,617
Alfa Financial Software Holdings PLC(c)	10,169	27,995
Alpha Group International PLC	2,708	74,376
Alphawave IP Group PLC(a)	25,457	36,534
AO World PLC(a)	25,507	35,719
Ashmore Group PLC	35,575	97,298
Ashtead Technology Holdings PLC	6,201	44,137
ASOS PLC(a)	3,528	16,259
Assura PLC	229,702	119,749
Aston Martin Lagonda Global Holdings PLC(a)(c)	18,519	27,318
Atalaya Mining PLC	7,010	33,354
Auction Technology Group PLC(a)(b)	8,195	47,605
B&M European Value Retail SA	76,234	381,398
Babcock International Group PLC	19,225	117,007
Balanced Commercial Property Trust Ltd.	52,797	65,016
Balfour Beatty PLC	39,470	226,379
Bank of Georgia Group PLC	2,596	139,252
Beazley PLC	49,539	482,919
Bellway PLC	9,011	329,522
Big Yellow Group PLC	14,235	221,732
Bodycote PLC	14,166	100,622
boohoo Group PLC(a)(b)	46,726	17,846
Breedon Group PLC	20,564	116,672
Bridgepoint Group PLC(c)	18,172	73,014
British Land Co. PLC (The)	70,808	364,375
Britvic PLC	18,001	297,029
Burberry Group PLC	27,326	277,766
Burford Capital Ltd.	15,133	204,889
Bytes Technology Group PLC	17,216	100,257
C&C Group PLC	30,199	57,398
Care Reit PLC, Class B	24,117	26,978
Carnival PLC(a)	10,431	208,309
Centamin PLC	87,292	178,743
Central Asia Metals PLC	12,641	28,688
Cerillion PLC	1,324	31,925
Chemring Group PLC	21,097	97,313
Clarkson PLC	2,155	98,042
Close Brothers Group PLC(a)	11,470	33,721
CLS Holdings PLC	12,410	14,834
CMC Markets PLC(c)	8,400	33,198
Coats Group PLC	121,980	149,692
Computacenter PLC	6,506	183,063
ConvaTec Group PLC(c)	125,176	345,289
Craneware PLC	2,147	54,815
Cranswick PLC	4,116	269,084
Crest Nicholson Holdings PLC	17,860	38,958
Currys PLC(a)	69,092	73,500
Custodian Property Income REIT PLC	34,745	35,007
CVS Group PLC	5,520	67,731
Deliveroo PLC(a)(c)	87,170	154,889
Derwent London PLC	7,205	203,462
Diploma PLC	10,196	560,512
Direct Line Insurance Group PLC	100,269	212,021
DiscoverIE Group PLC	7,027	60,012
Diversified Energy Co. PLC	3,456	41,725
Domino's Pizza Group PLC	27,208	105,671
Dowlais Group PLC	107,828	68,254
Dr. Martens PLC	43,173	30,451

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Drax Group PLC	29,336	$236,303
DS Smith PLC	105,209	739,688
Dunelm Group PLC	9,135	130,901
easyJet PLC	23,103	152,241
Elementis PLC	44,458	76,473
Empiric Student Property PLC	47,404	57,763
Energean PLC	11,743	152,329
Essentra PLC	21,640	41,505
Evoke PLC(a)	27,849	22,138
FD Technologies PLC(a)	1,904	42,866
FDM Group Holdings PLC	6,839	31,218
Fevertree Drinks PLC	8,120	77,795
Finablr PLC(a)(c)(d)	20,497	—
Firstgroup PLC	46,430	79,806
Forterra PLC(c)	15,237	37,802
Frasers Group PLC(a)	8,583	84,882
Future PLC	8,100	91,712
Games Workshop Group PLC	2,494	385,518
Gamma Communications PLC	6,972	142,762
GB Group PLC	18,927	83,027
Genuit Group PLC	19,119	115,623
Genus PLC	5,083	137,390
Grafton Group PLC	13,849	178,862
Grainger PLC	54,132	159,055
Great Portland Estates PLC	25,833	104,428
Greatland Gold PLC(a)	670,034	55,294
Greencore Group PLC(a)	34,519	92,582
Greggs PLC	7,752	274,842
Halfords Group PLC	16,324	35,278
Hammerson PLC, NVS	34,579	128,146
Harbour Energy PLC	41,522	147,739
Hays PLC	121,490	121,138
Helios Towers PLC(a)	55,177	75,702
Hill & Smith PLC	6,040	157,976
Hilton Food Group PLC	5,821	67,553
Hiscox Ltd.	26,032	363,200
Hochschild Mining PLC(a)	25,234	74,675
Hollywood Bowl Group PLC	12,500	52,626
Home REIT PLC(a)(d)	61,201	18,017
Howden Joinery Group PLC	41,957	456,497
Hunting PLC	11,165	43,135
Ibstock PLC(c)	29,660	76,681
IG Group Holdings PLC	28,056	324,626
IMI PLC	19,833	422,429
Impax Asset Management Group PLC	7,077	32,030
Inchcape PLC	28,252	261,308
Indivior PLC, NVS(a)	8,582	76,122
IntegraFin Holdings PLC	22,380	105,679
Intermediate Capital Group PLC	22,035	585,347
International Distributions Services PLC	47,490	206,488
International Workplace Group PLC	58,422	120,744
Investec PLC	49,268	377,997
IP Group PLC(a)	75,242	44,484
ITM Power PLC(a)(b)	32,430	17,563
ITV PLC	274,884	261,775
J D Wetherspoon PLC	6,719	53,196
JET2 PLC	13,867	257,725
John Wood Group PLC(a)	50,898	83,023
Johnson Matthey PLC	13,773	265,030
Johnson Service Group PLC	32,108	61,854
JTC PLC(c)	12,091	160,273
Judges Scientific PLC	449	55,349
Security	Shares	Value
United Kingdom (continued)
Jupiter Fund Management PLC	34,873	$36,198
Just Group PLC	79,082	136,643
Kainos Group PLC	6,758	65,094
Keller Group PLC	5,373	112,617
Kier Group PLC	34,182	63,243
Lancashire Holdings Ltd.	18,710	152,233
Learning Technologies Group PLC	44,067	51,140
Liontrust Asset Management PLC	4,781	29,900
LondonMetric Property PLC	155,307	388,220
Man Group PLC/Jersey	90,185	230,801
Marks & Spencer Group PLC	155,900	756,404
Marshalls PLC	17,455	76,525
Me Group International PLC	15,717	43,066
Mitchells & Butlers PLC(a)	20,761	67,129
Mitie Group PLC	94,718	142,090
Mobico Group PLC(a)	36,928	33,022
Molten Ventures PLC(a)	12,385	54,297
MONY Group PLC	38,198	92,510
Moonpig Group PLC(a)	25,554	82,377
Morgan Advanced Materials PLC	21,393	66,358
Morgan Sindall Group PLC	3,410	164,747
NCC Group PLC	23,242	46,273
Next 15 Group PLC	6,300	32,697
Ninety One PLC	23,617	50,559
Ocado Group PLC(a)	41,281	185,937
OSB Group PLC	29,670	134,304
Oxford Instruments PLC	4,489	125,488
Oxford Nanopore Technologies PLC(a)	42,469	73,654
Pagegroup PLC	23,431	107,982
Pan African Resources PLC	148,418	69,279
Paragon Banking Group PLC	15,929	140,902
Penno Group PLC	21,756	152,750
Pets at Home Group PLC	33,117	126,486
Picton Property Income Ltd.	42,688	38,179
Playtech PLC(a)	18,925	177,165
Plus500 Ltd.	5,740	173,342
Polar Capital Holdings PLC	7,012	43,219
Premier Foods PLC	50,212	121,981
Primary Health Properties PLC	101,152	124,700
PRS REIT PLC (The)	38,489	52,508
PZ Cussons PLC	16,581	17,318
QinetiQ Group PLC	39,333	232,182
Quilter PLC(c)	107,453	198,688
Rank Group PLC	17,251	19,575
Rathbones Group PLC	3,397	72,888
Renew Holdings PLC	6,098	86,022
Renewi PLC	5,323	41,700
Renishaw PLC	2,782	112,998
RHI Magnesita NV	1,236	51,179
Rightmove PLC	60,331	459,394
Rotork PLC	65,396	253,776
RS Group PLC	36,249	324,984
RWS Holdings PLC	21,488	40,675
Safestore Holdings PLC	16,465	171,717
Savills PLC	11,102	153,748
Serco Group PLC	81,452	184,042
Serica Energy PLC	20,672	38,077
Shaftesbury Capital PLC	119,358	209,465
SIG PLC(a)	55,139	16,353
Sirius Real Estate Ltd.	114,034	131,308
Softcat PLC	9,933	217,098
Spectris PLC	7,659	249,369

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Spire Healthcare Group PLC(c)	21,840	$60,829
Spirent Communications PLC(a)	44,258	95,875
SSP Group PLC	60,499	125,664
St. James's Place PLC	41,915	439,714
SThree PLC	9,996	45,564
Supermarket Income REIT PLC	94,999	86,902
Target Healthcare REIT PLC	45,510	53,225
Tate & Lyle PLC	30,144	291,519
TBC Bank Group PLC	3,134	111,131
Team17 Group PLC(a)	8,331	24,170
Telecom Plus PLC	5,418	117,369
THG PLC(a)	61,274	36,962
TI Fluid Systems PLC(c)	28,700	62,986
TP ICAP Group PLC	58,029	167,983
Trainline PLC(a)(c)	35,339	175,588
Travis Perkins PLC	16,175	168,523
Tritax Big Box REIT PLC	168,943	307,377
Trustpilot Group PLC(a)(c)	28,061	89,735
Tullow Oil PLC(a)	90,398	27,672
UNITE Group PLC (The)	29,901	338,242
Urban Logistics REIT PLC	36,561	55,535
Vesuvius PLC	16,142	74,214
Victrex PLC	6,411	70,432
Vistry Group PLC(a)	24,483	287,719
Volex PLC	10,400	43,859
Volution Group PLC	14,967	111,680
Warehouse REIT PLC	31,588	35,160
Watches of Switzerland Group PLC(a)(c)	18,166	95,500
Weir Group PLC (The)	19,788	532,892
WH Smith PLC	9,922	168,880
Wickes Group PLC	19,614	40,466
Workspace Group PLC	11,021	78,587
XPS Pensions Group PLC	12,423	57,347
Yellow Cake PLC(a)(c)	16,346	114,112
YouGov PLC	7,910	47,118
Young & Co's Brewery PLC, Series A, Class A	1,712	19,426
Zigup PLC	17,279	78,789
		30,518,666
Total Common Stocks — 98.5% (Cost: $125,834,988)		94,939,821
Preferred Stocks
Germany — 0.5%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	631	30,646
Einhell Germany AG, 0.00%	408	29,424
FUCHS SE, Preference Shares, NVS	5,318	248,201
Jungheinrich AG, Preference Shares, NVS	3,614	98,924
Sixt SE, Preference Shares, NVS	1,296	81,040
STO SE & Co. KGaA, Preference Shares, NVS	197	26,132
		514,367
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	2,934	59,309
Total Preferred Stocks — 0.6% (Cost: $674,188)		573,676
Security	Shares	Value
Rights
Italy — 0.0%
CIR SpA - Compagnie Industriali Riunite, (Expires 11/22/24)	51,051	$—
Reply SpA, (Expires 12/12/24, Strike Price EUR 130.96)	1,711	—
Sesa SpA, (Expires 12/12/24, Strike Price EUR 110.20)(b)	586	—
		—
Total Rights — 0.0% (Cost: $—)		—
Warrants
Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(a)(b)	5,910	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.1% (Cost: $126,509,176)		95,513,497
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	3,712,605	3,715,203
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	40,000	40,000
Total Short-Term Securities — 3.9% (Cost: $3,753,134)		3,755,203
Total Investments — 103.0% (Cost: $130,262,310)		99,268,700
Liabilities in Excess of Other Assets — (3.0)%		(2,858,328)
Net Assets — 100.0%		$96,410,372

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,440,235	$273,833 (a)	$—	$104	$1,031	$3,715,203	3,712,605	$16,797 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000 (a)	—	—	—	40,000	40,000	311	—
				$104	$1,031	$3,755,203		$17,108	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	12/20/24	$579	$(10,182)
FTSE 100 Index	3	12/20/24	315	(6,328)
				$(16,510)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$20,415,519	$74,506,285	$18,017	$94,939,821
Preferred Stocks	60,070	513,606	—	573,676
Rights	—	—	—	—

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Europe Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Warrants	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	3,755,203	—	—	3,755,203
	$24,230,792	$75,019,891	$18,017	$99,268,700
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(16,510)	$—	$(16,510)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt